Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 1,653,557	$ 1,978,115		$ 3,027,969
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	500	1,084		1,476
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	353,085	35,018	[1]	35,493	[1]
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	317,537	1,040,165		1,725,021
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	215,394	343,771		364,409
Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	106,260	134,112		328,482
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	660,781	$ 423,965		$ 573,088
Current [member]
Disclosure of other provisions [line items]
Provisions	526,765
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	353,085
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	21,060
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	105,238
Current [member] | Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	41,857
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	5,525
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	1,126,792
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	500
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	296,477
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	110,156
Later than one year [member] | Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	64,403
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 655,256

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.